Subsequent events (Details Textual)	Mar. 18, 2019 USD ($)	Mar. 18, 2019 CNY (¥)	Feb. 26, 2019 USD ($)	Feb. 26, 2019 CNY (¥)	Aug. 01, 2018
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			4.35%	4.35%	6.10%
Bank of China [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,800,000	¥ 18,780,000	$ 1,500,000	¥ 10,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.05%	6.05%
Debt Instrument, Collateral Amount	$ 3,900,000	¥ 25,960,000
Bank of China [Member] | Debt Instrument, Redemption, Period One [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	150,000	1,000,000
Bank of China [Member] | Debt Instrument, Redemption, Period Two [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 2,700,000	¥ 17,780,000